SCHEDULE OF REVENUE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 109,062	¥ 739,996	¥ 1,477,619
Sale Of Home Water Solutions [Member]
Disaggregation of Revenue [Line Items]
Total		473,374	1,058,318
Sale Of Consumables [Member]
Disaggregation of Revenue [Line Items]
Total		131,743	123,182
Saleof Kitchen Appliances and Others [Member]
Disaggregation of Revenue [Line Items]
Total		127,260	286,048
Product [Member]
Disaggregation of Revenue [Line Items]
Total		732,377	1,467,548
Service [Member]
Disaggregation of Revenue [Line Items]
Total		¥ 7,619	¥ 10,071